Convertible Promissory Notes (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	12 Months Ended
Dec. 31, 2024
Convertible Promissory Notes [Line Items]
Summary of Convertible Notes Issued (including Accrued Interest) Outstanding, and Converted
Convertible notes issued (including accrued interest) outstanding, and converted are as follows:

Convertible notes payable
Balance as of January 1, 2023	$—
Issuance of convertible notes payable	2,685,000
Interest expense	13,564

Balance as of December 31, 2023	$2,698,564

Issuance of convertible notes payable	28,568,000
Interest expense	2,859,878
Converted to common stock	(34,126,442)

Balance as of December 31, 2024	$—

Summary of Debt Discount Related to Convertible Notes
Debt discount related to the convertible notes are as follows:

Debt discount
Balance as of January 1, 2023	$—
Debt issue costs	(242,530)
Debt discount associated with make-whole features recognized	(137,000)
Amortized to interest expense	5,124

Balance as of December 31, 2023	$(374,406)

Debt issue costs	(1,218,525)
Debt discount associated with make-whole features recognized	(2,402,228)
Debt discount associated with warrants recognized	(6,520,058)
Amortized to interest expense	1,278,424
Reclassified to additional paid-in capital upon conversion of convertible notes payable	9,236,793

Balance as of December 31, 2024	$—